EFMT 2026-NQM12 ABS-15G

Exhibit 99.05 - Schedule 1

Client Name:
Client Project Name:	EFMT 2026-NQM12
Start - End Dates:	9/27/2024 - 9/8/2026
Deal Loan Count:	41

Conditions Report 2.0

Loans in Report:	41
Loans with Conditions:	12

0 - Total Active Conditions

7 - Total Satisfied Conditions

6 - Credit Review Scope
1 - Category: Application
1 - Category: Insurance
4 - Category: Legal Documents
1 - Property Valuations Review Scope
1 - Category: Appraisal
6 - Total Waived Conditions

5 - Credit Review Scope
2 - Category: Credit/Mtg History
2 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal

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